Intangible assets, net - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost		$ 20,648	$ 21,732
Amortization		(9,181)	(7,529)
Impairment		(721)	(770)
Net book value		10,746	13,433
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		4,796	5,123
Amortization		(543)	(409)
Impairment
Net book value		4,253	4,714
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		5,441	5,812
Amortization		(1,814)	(1,107)
Impairment
Net book value		3,627	4,705
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		1,325	1,415
Amortization		(773)	(472)
Impairment
Net book value		552	943
Technology (including right-to-use) [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		2,117	2,261
Amortization		(617)	(377)
Impairment
Net book value		1,500	1,884
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		884	619
Amortization		(420)	(255)
Impairment
Net book value		464	364
Internal use software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		631	675
Amortization		(631)	(641)
Impairment
Net book value		0	34
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	5,454	5,827
Amortization	[1]	(4,383)	(4,268)
Impairment	[1]	(721)	(770)
Net book value	[1]	$ 350	$ 789

[1]	As of December 31, 2015 and 2016, full provision for impairment has been provided for an online game license due to significant under-performance in the past.